Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Disney Hourly Savings and Investment Plan
EBP, Investment, Fair Value and NAV [Line Items]
Master Trust's Investments Measured at Fair Value
The Master Trust’s investments measured at fair value are summarized in the following tables by fair value measurement Level (in thousands):

	Investments at Fair Value at December 31, 2025
	Level 1	Total
Disney Stock Funds	$1,231,266	$1,231,266
Registered Investment Companies	2,162,819	2,162,819
Total investments in the fair value hierarchy	$3,394,085	3,394,085
Collective Investment Trusts		14,635,612
Total investments at fair value		$18,029,697

	Investments at Fair Value at December 31, 2024
	Level 1	Total
Disney Stock Funds	$1,303,430	$1,303,430
Registered Investment Companies	2,182,540	2,182,540
Total investments in the fair value hierarchy	$3,485,970	3,485,970
Collective Investment Trusts		12,123,947
Total investments at fair value		$15,609,917